UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          11/14/02
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:               29
                                               -------------

Form 13F Information Table Value Total:          109,647
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Advanced Neuromodulation Sys      Common Stock   00757T101    4,539  138,000  SH       sole                138,000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100   10,800  259,000  SH       sole                259,000
-----------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution       Common Stock   03823E108    3,001  765,500  SH       sole                765,500
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109    5,592  137,000  SH       sole                137,000
-----------------------------------------------------------------------------------------------------------------------------------
Enzon Inc                         Common Stock   293904108    3,800  197,500  SH       sole                197,500
-----------------------------------------------------------------------------------------------------------------------------------
Epix Medical Inc                  Common Stock   26881Q101    1,403  309,800  SH       sole                309,800
-----------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105    9,921  742,000  SH       sole                742,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406   14,765  452,500  SH       sole                452,500
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103      201    6,000  SH       sole                  6,000
-----------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                     Common Stock   45884X103    3,354  102,200  SH       sole                102,200
-----------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                     Common Stock   45884X9JD      258      200  SH Call  sole                    200
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104    1,222   22,590  SH       sole                 22,590
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108      323    5,844  SH       sole                  5,844
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs        Common Stock   50540R409    2,702   80,000  SH       sole                 80,000
-----------------------------------------------------------------------------------------------------------------------------------
Medimmunc Inc                     Common Stock   584699102    8,109  387,600  SH       sole                387,600
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106    1,253   29,751  SH       sole                 29,751
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104    7,999  505,000  SH       sole                505,000
-----------------------------------------------------------------------------------------------------------------------------------
Novartis A G                      Common Stock   66987V109      993   25,000  SH       sole                 25,000
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Onyx Pharmaceuticals Inc          Common Stock   683399109    1,113  260,000  SH       sole                260,000
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OSI Pharmaceuticals Inc           Common Stock   671040103    5,965  351,500  SH       sole                351,500
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Pfizer Inc                        Common Stock   717081103    7,614  262,386  SH       sole                262,386
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Pharmacia Corp                    Common Stock   71713U102    2,872   73,866  SH       sole                 73,866
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Regeneron Pharmaceuticals         Common Stock   75886F107      945   70,000  SH       sole                 70,000
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Schering Plough Corp              Common Stock   806605101    2,452  115,000  SH       sole                115,000
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Sepracor Inc                      Common Stock   817315104    1,119  213,500  SH       sole                213,500
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Transkaryotic Therapies Inc       Common Stock   893735100    2,593   80,000  SH       sole                 80,000
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Valentis Inc                      Common Stock   91913E104        4   12,596  SH       sole                 12,596
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Vertex Pharmaceuticals Inc        Common Stock   92532F100    4,447  240,500  SH       sole                240,500
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Xoma Ltd                          ORD            G9825R107      288   46,000  SH       sole                 46,000
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